Other Intangible Assets, Net (Details) - Schedule of other Intangible assets future amortization expense - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other Intangible assets future amortization expense [Abstract]
2022	$ 12,374
2023	11,760
2024	8,853
2025	6,621
2026 and thereafter	17,331
Other intangible assets amortization expense	$ 56,939	$ 74,953